PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES FUND, LLC

Limited Liability Company Shares

Supplement dated January 11, 2019

to the Prospectus dated July 31, 2018

This supplement contains information that amends, supplements or modifies certain information contained in the Prospectus of Partners Group Private Income Opportunities Fund, LLC (the “Fund”) dated July 31, 2018. This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the U.S. Securities and Exchange Commission, and is available free of charge at www.sec.gov or by calling 1-877-748-7209. Capitalized terms used in this supplement have the same meanings as in the Prospectus, as applicable, unless otherwise stated herein.

Effective January 1, 2019, the Board of Managers of the Fund (the “Board”) approved a change to the structure of the incentive fee payable to Partners Group (USA) Inc. (the “Adviser”) by implementing a 5% per annum “hurdle rate” with a 100% “catch-up” feature to the current incentive fee mechanism.

Accordingly, this supplement amends the indicated sections of the Prospectus as follows:

Summary of terms and conditions

The fifth paragraph on page 5 under the section entitled “Summary of terms and conditions–Fees and expenses” is hereby replaced in its entirety with the following:

Incentive Fee. The Fund will also pay to the Adviser an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter (including the Management Fee, but excluding the Incentive Fee).

The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.47% of net assets (5.88% annualized).

Summary of fund expenses

Footnote 6 to the fee table on page 9 under the section entitled “Summary of fund expenses” is hereby replaced in its entirety with the following:

(6) The Fund pays to the Adviser an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. Effective January 1, 2019, the Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter (including the Management Fee, but excluding the Incentive Fee). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.47% of net assets (5.88% annualized).

Investment Management Fee

The third paragraph under the section entitled “Investment Management Fee” is hereby replaced in its entirety with the following:

The Fund will also pay to the Adviser an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, but excluding the Incentive Fee).

The calculation of the Incentive Fee for each calendar quarter is as follows:

•	No Incentive Fee is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.25% (5.00% annualized);

•	100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.47% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.47% (5.88% annualized). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.47% of net assets; and

•	15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.47% (5.88% annualized). As a result, once the hurdle rate is reached and the "catch-up" is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.

The following is a graphical representation of the calculation of the Incentive Fee:

Quarterly Incentive Fee

Fund’s pre-incentive fee net investment income

(expressed as a percentage of the Fund’s net assets)

Percentage of the Fund’s pre-incentive fee net investment income allocated to the Incentive Fee.

Example of the Incentive Fee:

Scenario expressed as a percentage of the Fund's Net Assets	Scenario 1	Scenario 2	Scenario 3
Pre-incentive fee net investment income	0.55%	1.35%	1.80%
Catch-up incentive fee (maximum of 0.22%)	—	(0.10)%	(0.22)%
Split incentive fee (15% above 1.47%)	—	—	(0.05)%
Net investment income	0.55%	1.25%	1.53%

Scenario 1

Pre-incentive fee net investment income does not exceed the 1.25% hurdle rate; therefore there is no "catch-up" or split Incentive Fee on pre-incentive fee net investment income.

Scenario 2

Pre-incentive fee net investment income falls between the 1.25% hurdle rate and the "catch-up" of 1.47%; therefore the Incentive Fee on pre-incentive fee net investment income is 100% of the pre-incentive fee above the 1.25% hurdle rate.

Scenario 3

Pre-incentive fee net investment income exceeds the 1.25% hurdle rate and the 1.47% "catch-up" provision. Therefore, the "catch-up" provision is fully satisfied by the 0.22% of pre-incentive fee net investment income above the 1.25% hurdle rate and there is a 15% Incentive Fee on pre-incentive fee net investment income above the 1.47% "catch-up". This provides a 0.27% Incentive Fee, which represents 15% of pre-incentive fee net investment income.

These calculations will be appropriately prorated for any period of less than three months.

Please retain this Supplement with your Prospectus.

PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES FUND, LLC

Limited Liability Company Shares

Supplement dated January 11, 2019

to the Statement of Additional Information dated July 31, 2018

This supplement contains information that amends, supplements or modifies certain information contained in the Statement of Additional Information (“SAI”) of Partners Group Private Income Opportunities Fund, LLC (the “Fund”) dated July 31, 2018. This supplement is part of, and should be read in conjunction with, the SAI. The SAI has been filed with the U.S. Securities and Exchange Commission, and is available free of charge at www.sec.gov or by calling 1-877-748-7209. Capitalized terms used in this supplement have the same meanings as in the SAI, as applicable, unless otherwise stated herein.

Effective January 1, 2019, the Board of Managers of the Fund (the “Board”) approved a change to the structure of the incentive fee payable to Partners Group (USA) Inc. (the “Adviser”) by implementing a 5% per annum “hurdle rate” with a 100% “catch-up” feature to the current incentive fee mechanism.

Accordingly, this supplement amends the indicated sections of the SAI as follows:

Investment management and other services

The third paragraph on page 19 under the section entitled “Investment management and other services – The Adviser” is hereby replaced in its entirety with the following:

The Fund will also pay to the Adviser an incentive fee (the “Incentive Fee”) calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter (including the Management Fee, but excluding the Incentive Fee).

The calculation of the Incentive Fee for each calendar quarter is as follows:

•	No Incentive Fee is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 1.25%;

•	100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 1.47% (the “catch-up”) is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 1.47% (5.88% annualized). The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.47% of net assets; and

•	15% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to the Adviser if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 1.47% (5.88% annualized). As a result, once the hurdle rate is reached and the "catch-up" is achieved, 15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser.

Please retain this Supplement with your SAI.